UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  January 18, 2013
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total:     116,667


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title ofCUSIP		(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	631	17000	SH		17000			17000
American Safety Insurance Hold	COM	G02995101	6389	337666	SH		337666			337666
Bacterin Intl Holdings Inc	COM	05644R101	1787	1430000	SH		1430000			1430000
Charles & Colvard Ltd		COM	159765106	3676	937800	SH		937800			937800
Columbia Laboratories Inc	COM	197779101	2151	3385000	SH		3385000			3385000
Commtouch Software Ltd		COM	M25596202	2855	921000	SH		921000			921000
Crexendo Inc.			COM	226552107	1960	692752	SH		692752			692752
Crossroads Systems inc		COM	22765D209	488	170000	SH		170000			170000
Cytori Therapeutics Inc		COM	23283K105	501	178962	SH		178962			178962
Deep Down Inc			COM	24372A107	1381	1062052	SH		1062052			1062052
Dot Hill Sys Corp		COM	25848T109	4846	5168966	SH		5168966			5168966
Edgen Group Inc Cl A		COM	28014Q107	593	84000	SH		84000			84000
Emrise Corp			COM	29246J101	49	100000	SH		100000			100000
Graphon Inc			COM	388707101	407	1100000	SH		1100000			1100000
Icg Group Inc			COM	44928D108	4692	410500	SH		410500			410500
Imageware Systems Inc.		COM	45245S108	25213	29662245	SH	29662245		29662245
Information Services Group Inc.	COM	45675Y104	1049	912220	SH		912220			912220
Lifetime Brands Inc		COM	53222Q103	6076	572714	SH		572714			572714
Local.comCorp			COM	53954R105	1033	503828	SH		503828			503828
Mattersight Corp		COM	577097108	392	78900	SH		78900			78900
Mdc Partners Inc New Cl A Subo	COM	552697104	8808	779500	SH		779500			779500
Mosys Inc			COM	619718109	3927	1128467	SH		1128467			1128467
Nova Measuring Instruments Ltd	COM	M7516K103	795	99600	SH		99600			99600
Park City Group Inc New		COM	700215304	3873	1291007	SH		1291007			1291007
Pfsweb Inc			COM	717098206	1160	407200	SH		407200			407200
Photomedex Inc			COM	719358103	8006	551043	SH		551043			551043
Research Frontiers Inc		COM	760911107	1472	393500	SH		393500			393500
Star Scientific Inc 		COM	85517P101	10438	3894697	SH		3894697			3894697
Transgenomic			COM	89365K206	148	243000	SH		243000			243000
Trinity Biotech Plc New ADR	COM	896438306	8760	607500	SH		607500			607500
Westmoreland Coal Corp		COM	960878106	3111	334067	SH		334067			334067


Total							116667